Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Finance and Investment Income, Finance Costs and Revaluation and retranslation of Financial Instruments
Finance and investment income includes:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Income from equity investments	5.0	6.8
Interest income	25.1	44.4
	30.1	51.2
Finance costs include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Interest expense and similar charges	101.5	107.1
Interest expense related to lease liabilities	45.7	50.2
	147.2	157.3
Revaluation and retranslation of financial instruments include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Movements in fair value of treasury instruments	4.7	(2.0)
Premium on the early repayment of bonds	(13.1)	—
Revaluation of investments held at fair value through profit or loss	30.5	1.7
Revaluation of put options over non-controlling interests	(44.4)	25.4
Revaluation of payments due to vendors (earnout agreements)	(9.4)	7.4
Retranslation of financial instruments	19.6	(301.1)
	(12.1)	(268.6)

Note
1	Figures have been restated as described in the accounting policies.